Schedule of Investments

January 31, 2023

(Unaudited)

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–73.45%(a)
Brazil–3.03%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	BRL	15,000,000	$2,738,894

Chile–3.16%
Bonos de la Tesoreria de la Republica, 0.00%, 03/01/2025	CLP	1,235,062,500	1,463,869

Bonos de la Tesoreria de la Republica en pesos, 2.30%, 10/01/2028(b)	CLP	1,300,000,000	1,395,677

			2,859,546

China–3.17%
China Government Bond, 3.72%, 04/12/2051	CNY	4,000,000	636,680

Export-Import Bank of China (The), Series 2105, 3.22%, 05/14/2026	CNY	10,000,000	1,498,147

PBOC International Note, 2.30%, 08/24/2023(b)	CNY	5,000,000	739,165

			2,873,992

Colombia–8.16%
Colombian TES,
Series B, 5.75%, 11/03/2027	COP	22,000,000,000	3,692,818

Series B, 7.25%, 10/18/2034	COP	3,500,000,000	524,885

Series B, 9.25%, 05/28/2042	COP	2,000,000,000	336,126

Series B, 7.25%, 10/26/2050	COP	13,300,000,000	1,741,590

PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	6,500,000,000	1,086,443

			7,381,862

Czech Republic–4.69%
Czech Republic Government Bond,
Series 100, 0.25%, 02/10/2027	CZK	20,000,000	761,206

Series 105, 2.75%, 07/23/2029	CZK	25,000,000	1,017,731

Series 125, 1.50%, 04/24/2040	CZK	2,000,000	57,044

Series 148, 6.00%, 02/26/2026	CZK	20,000,000	939,099

Series 49, 4.20%, 12/04/2036(b)	CZK	15,000,000	659,423

Series 78, 2.50%, 08/25/2028(b)	CZK	20,000,000	815,246

			4,249,749

India–2.70%
India Government Bond, 7.27%, 04/08/2026	INR	200,000,000	2,447,043

		Principal Amount	Value

Indonesia–6.82%
Indonesia Treasury Bond,
Series FR91, 6.38%, 04/15/2032	IDR	15,000,000,000	$979,703

Series FR92, 7.13%, 06/15/2042	IDR	16,000,000,000	1,084,243

Series FR95, 6.38%, 08/15/2028	IDR	30,000,000,000	1,998,342

Series FR96, 7.00%, 02/15/2033	IDR	31,000,000,000	2,107,721

			6,170,009

Malaysia–8.24%
Malaysia Government Bond,
Series 0122, 3.58%, 07/15/2032	MYR	5,000,000	1,151,520

Series 0519, 3.76%, 05/22/2040	MYR	3,000,000	668,061

Series 115, 3.96%, 09/15/2025	MYR	6,000,000	1,425,534

Series 120, 4.07%, 06/15/2050	MYR	5,000,000	1,122,553

Series 513, 3.73%, 06/15/2028	MYR	13,000,000	3,088,970

			7,456,638

Mexico–4.13%
Mexican Bonos,
7.50%, 05/26/2033	MXN	32,000,000	1,571,150

Series M 30, 8.50%, 11/18/2038	MXN	40,000,000	2,079,647

Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	1,725,000	86,003

			3,736,800

Peru–2.75%
Peru Government Bond,
5.94%, 02/12/2029	PEN	2,000,000	473,262

6.15%, 08/12/2032	PEN	8,000,000	1,821,623

5.35%, 08/12/2040	PEN	1,000,000	191,295

			2,486,180

Poland–4.50%
Republic of Poland Government Bond,
Series 0727, 2.50%, 07/25/2027	PLN	6,000,000	1,202,438

Series 1029, 2.75%, 10/25/2029	PLN	9,000,000	1,732,183

Series 432, 1.75%, 04/25/2032	PLN	7,000,000	1,143,639

			4,078,260

Romania–2.45%
Romania Government Bond,
8.25%, 09/29/2032	RON	2,500,000	584,880

4.25%, 04/28/2036	RON	2,500,000	408,338

Series 15, 4.75%, 10/11/2034	RON	7,000,000	1,226,085

			2,219,303

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

		Principal Amount	Value

South Africa–11.93%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	70,000,000	$3,687,672

Series 2037, 8.50%, 01/31/2037	ZAR	70,000,000	3,266,466

Series 2040, 9.00%, 01/31/2040	ZAR	45,000,000	2,134,914

Series R186, 10.50%, 12/21/2026	ZAR	15,000,000	931,004

Series R209, 6.25%, 03/31/2036	ZAR	20,000,000	775,690

			10,795,746

Supranational–0.11%
International Finance Corp., 0.00%, 02/15/2029(b)(c)	TRY	7,300,000	99,511

Thailand–6.68%
Thailand Government Bond,
2.88%, 12/17/2028	THB	40,000,000	1,259,988

2.00%, 12/17/2031	THB	5,000,000	146,421

3.78%, 06/25/2032	THB	45,000,000	1,509,281

1.59%, 12/17/2035	THB	100,000,000	2,650,387

3.45%, 06/17/2043	THB	15,000,000	476,187

			6,042,264

Uruguay–0.93%
Uruguay Government International Bond, 4.38%, 12/15/2028	UYU	31,416,807	842,331

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $70,793,062)			66,478,128

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–0.65%
Egypt–0.52%
Egypt Government International Bond, 5.75%, 05/29/2024(b)	$500,000	$472,494

United States–0.13%
United States International Development Finance Corp., Series 4, 3.13%, 04/15/2028	120,000	114,318

Total U.S. Dollar Denominated Bonds & Notes (Cost $617,653)		586,812

	Shares
Money Market Funds–21.41%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	6,780,931	6,780,931

Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	4,842,866	4,844,318

Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	7,749,636	7,749,636

Total Money Market Funds (Cost $19,374,885)		19,374,885

Options Purchased–0.26%
(Cost $217,522)(f)		231,572

TOTAL INVESTMENTS IN SECURITIES—95.77% (Cost $91,003,122)		86,671,397

OTHER ASSETS LESS LIABILITIES–4.23%		3,830,386

NET ASSETS–100.00%		$90,501,783

Investment Abbreviations:

BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
UYU	– Uruguay Peso
ZAR	– South African Rand

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $5,353,962, which represented 5.92% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,217,147	$11,118,231	$(9,554,447)	$-	$-	$6,780,931	$8,961
Invesco Liquid Assets Portfolio, Institutional Class	3,727,210	7,941,594	(6,824,604)	(315)	433	4,844,318	7,253
Invesco Treasury Portfolio, Institutional Class	5,962,453	12,706,550	(10,919,367)	-	-	7,749,636	11,256
Total	$14,906,810	$31,766,375	$(27,298,418)	$(315)	$433	$19,374,885	$27,470

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

EUR versus PLN	Call	J.P. Morgan Chase Bank, N.A.	02/03/2023	PLN	4.95	EUR	2,000,000	$2

Currency Risk

USD Versus BRL	Put	J.P. Morgan Chase Bank, N.A.	04/20/2023	BRL	5.10	USD	2,000,000	54,338

USD versus CNH	Put	J.P. Morgan Chase Bank, N.A.	09/28/2023	CNH	6.40	USD	200,000	42,980

USD versus COP	Put	Bank of America, N.A.	02/16/2023	COP	4,670.00	USD	2,000,000	28,252

USD versus KRW	Put	J.P. Morgan Chase Bank, N.A.	04/07/2023	KRW	1,195.00	USD	2,000,000	13,726

USD versus MXN	Put	Goldman Sachs International	04/20/2023	MXN	18.60	USD	200,000	60,049

USD versus THB	Put	J.P. Morgan Chase Bank, N.A.	05/09/2023	THB	31.00	USD	200,000	32,225

Subtotal — Foreign Currency Put Options Purchased								231,570

Total Foreign Currency Options Purchased								$231,572

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $740,000.

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

EUR versus PLN	Call	J.P. Morgan Chase Bank, N.A.	02/03/2023	PLN	5.28	EUR	2,000,000	$(2)

USD versus BRL	Call	Goldman Sachs International	03/24/2023	BRL	6.05	USD	2,000,000	(1,782)

USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	04/20/2023	BRL	5.60	USD	2,000,000	(17,846)

USD versus CLP	Call	Morgan Stanley and Co. International PLC	02/10/2023	CLP	948.00	USD	3,000,000	(54)

USD versus KRW	Call	J.P. Morgan Chase Bank, N.A.	10/06/2023	KRW	1,290.00	USD	1,000,000	(15,322)

USD versus MXN	Call	Goldman Sachs International	10/19/2023	MXN	21.50	USD	2,000,000	(32,138)

USD versus ZAR	Call	Bank of America, N.A.	04/05/2023	ZAR	17.85	USD	2,500,000	(49,085)

Subtotal — Foreign Currency Call Options Written								(116,229)

Currency Risk

USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	04/20/2023	BRL	4.85	USD	2,000,000	(19,208)

USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	03/28/2023	CLP	765.00	USD	2,000,000	(19,728)

USD versus COP	Put	Bank of America, N.A.	02/16/2023	COP	4,500.00	USD	3,000,000	(8,256)

Subtotal — Foreign Currency Put Options Written								(47,192)

Total – Foreign Currency Options Written								$(163,421)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $740,000.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

02/16/2023	Bank of America, N.A.	USD	787,950	BRL	4,168,650	$ 31,027

03/15/2023	Bank of America, N.A.	USD	184,022	CLP	164,540,000	21,354

03/15/2023	Bank of America, N.A.	USD	104,240	MXN	1,980,000	138

03/15/2023	Bank of America, N.A.	USD	970,456	MYR	4,146,000	5,509

03/15/2023	Bank of America, N.A.	USD	62,778	PEN	244,000	458

03/16/2023	Bank of America, N.A.	HUF	404,120,000	USD	1,110,989	3,475

04/11/2023	Bank of America, N.A.	ZAR	3,414,600	USD	200,000	4,895

02/02/2023	Barclays Bank PLC	USD	499,573	BRL	2,553,000	3,353

02/16/2023	Barclays Bank PLC	USD	37,634	BRL	200,000	1,658

03/15/2023	Barclays Bank PLC	USD	114,223	CLP	100,547,000	11,278

03/15/2023	Barclays Bank PLC	USD	950,386	EUR	890,000	19,723

03/15/2023	Barclays Bank PLC	USD	924,404	IDR	14,385,850,000	33,962

03/15/2023	Barclays Bank PLC	USD	216,633	PLN	950,000	2,000

03/15/2023	Barclays Bank PLC	USD	610,190	RON	2,804,930	8,404

03/15/2023	Barclays Bank PLC	ZAR	57,334,566	USD	3,288,406	5,078

03/16/2023	Barclays Bank PLC	USD	202,712	HUF	80,331,000	17,440

03/15/2023	BNP Paribas S.A.	USD	132,945	CZK	3,080,000	7,538

03/02/2023	Citibank N.A.	USD	841,277	BRL	4,334,000	8,227

03/15/2023	Citibank N.A.	USD	1,155,669	CLP	975,860,000	62,383

03/15/2023	Citibank N.A.	USD	928,628	KRW	1,146,020,000	1,949

04/11/2023	Citibank N.A.	ZAR	15,840,000	USD	915,575	10,500

02/16/2023	Citibank, N.A.	USD	339,197	BRL	1,830,000	20,326

03/15/2023	Citibank, N.A.	PEN	3,286,000	USD	853,795	2,177

03/15/2023	Citibank, N.A.	USD	198,901	COP	965,335,000	6,166

03/15/2023	Citibank, N.A.	USD	1,899,192	IDR	29,669,176,782	77,328

03/15/2023	Citibank, N.A.	USD	85,251	PLN	390,000	4,504

03/15/2023	Citibank, N.A.	USD	4,596,037	THB	159,204,810	247,217

03/16/2023	Citibank, N.A.	USD	5,025,861	HUF	2,032,127,331	543,301

03/15/2023	Deutsche Bank AG	USD	2,158,002	CZK	50,134,700	128,711

03/15/2023	Deutsche Bank AG	USD	8,121,857	MXN	155,050,000	51,751

03/15/2023	Deutsche Bank AG	USD	656,931	PLN	2,976,290	28,033

03/15/2023	Deutsche Bank AG	USD	37,694	RON	180,000	2,003

03/15/2023	Deutsche Bank AG	ZAR	8,745,000	USD	504,799	4,007

02/02/2023	Goldman Sachs International	USD	1,427,513	BRL	7,426,967	35,554

03/15/2023	Goldman Sachs International	THB	5,000,000	USD	152,253	146

03/15/2023	Goldman Sachs International	USD	227,089	BRL	1,168,000	1,270

03/15/2023	Goldman Sachs International	USD	481,265	CLP	433,880,000	60,297

03/15/2023	Goldman Sachs International	USD	388,452	COP	1,889,640,000	12,965

03/15/2023	Goldman Sachs International	USD	917,164	EUR	860,000	20,244

03/15/2023	HSBC Bank USA	USD	369,025	KRW	468,106,000	11,080

02/02/2023	J.P. Morgan Chase Bank, N.A.	USD	2,111,892	BRL	10,887,000	32,780

02/07/2023	J.P. Morgan Chase Bank, N.A.	USD	295,875	PLN	1,441,800	36,865

02/14/2023	J.P. Morgan Chase Bank, N.A.	USD	1,475,916	HUF	561,660,000	78,553

02/23/2023	J.P. Morgan Chase Bank, N.A.	ZAR	4,058,450	USD	235,000	2,188

02/27/2023	J.P. Morgan Chase Bank, N.A.	USD	437,691	CNY	2,981,055	4,541

03/02/2023	J.P. Morgan Chase Bank, N.A.	USD	6,404,829	BRL	32,755,834	15,617

03/15/2023	J.P. Morgan Chase Bank, N.A.	CNY	16,740,000	USD	2,503,599	18,013

03/15/2023	J.P. Morgan Chase Bank, N.A.	PLN	545,000	USD	125,558	132

03/15/2023	J.P. Morgan Chase Bank, N.A.	RON	1,955,000	USD	432,261	1,109

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	1,452,792	CNY	9,845,000	$9,012

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	1,754,655	EUR	1,642,000	35,142

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	2,244,049	MXN	44,756,428	115,329

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	449,372	MYR	1,915,000	1,417

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	291,102	PLN	1,293,000	6,469

03/15/2023	J.P. Morgan Chase Bank, N.A.	ZAR	1,690,000	USD	97,776	996

03/30/2023	J.P. Morgan Chase Bank, N.A.	USD	450,000	CLP	364,365,000	3,743

03/15/2023	Morgan Stanley and Co. International PLC	IDR	4,355,688,000	USD	290,901	731

03/15/2023	Morgan Stanley and Co. International PLC	MXN	3,551,000	USD	189,054	1,860

03/15/2023	Morgan Stanley and Co. International PLC	USD	986,487	CLP	855,270,000	81,048

03/15/2023	Morgan Stanley and Co. International PLC	USD	7,647,116	CNY	53,579,601	308,484

03/15/2023	Morgan Stanley and Co. International PLC	USD	49,490	COP	242,480,000	2,020

03/15/2023	Morgan Stanley and Co. International PLC	USD	456,494	IDR	7,117,270,000	17,649

03/15/2023	Morgan Stanley and Co. International PLC	USD	2,756,453	MXN	54,592,682	121,452

03/15/2023	Morgan Stanley and Co. International PLC	USD	1,393,976	PLN	6,060,000	673

03/15/2023	Morgan Stanley and Co. International PLC	USD	104,601	RON	486,000	2,580

03/15/2023	Morgan Stanley and Co. International PLC	USD	521,946	THB	17,796,000	19,436

03/15/2023	Morgan Stanley and Co. International PLC	ZAR	11,274,000	USD	658,638	13,020

03/29/2023	Morgan Stanley and Co. International PLC	USD	98,346	THB	3,350,000	3,707

05/11/2023	Morgan Stanley and Co. International PLC	THB	5,760,000	USD	177,605	1,388

02/02/2023	Standard Chartered Bank PLC	USD	413,812	BRL	2,253,033	30,022

02/28/2023	Standard Chartered Bank PLC	USD	720,000	THB	23,896,800	5,899

03/15/2023	Standard Chartered Bank PLC	COP	300,330,000	USD	65,480	1,681

03/15/2023	Standard Chartered Bank PLC	IDR	1,050,840,000	USD	70,150	144

03/15/2023	Standard Chartered Bank PLC	THB	28,872,000	USD	883,692	5,362

03/15/2023	Standard Chartered Bank PLC	USD	32,145	CLP	26,016,000	328

03/15/2023	Standard Chartered Bank PLC	USD	136,118	IDR	2,058,100,000	990

03/15/2023	Standard Chartered Bank PLC	USD	909,903	MYR	3,998,000	31,225

03/15/2023	Standard Chartered Bank PLC	USD	853,310	PHP	47,700,000	17,745

03/15/2023	Standard Chartered Bank PLC	USD	1,483,453	RON	6,966,000	52,814

03/15/2023	UBS AG	USD	110,952	CNY	770,000	3,379

03/15/2023	UBS AG	USD	328,983	CZK	7,544,000	15,110

03/15/2023	UBS AG	USD	246,895	PLN	1,100,000	6,259

03/15/2023	UBS AG	ZAR	2,156,000	USD	127,154	3,689

Subtotal–Appreciation						2,628,030

Currency Risk

02/07/2023	Bank of America, N.A.	MXN	11,898,000	USD	600,000	(31,301)

02/16/2023	Bank of America, N.A.	BRL	4,387,180	USD	805,460	(56,450)

02/21/2023	Bank of America, N.A.	COP	973,300,000	USD	200,000	(7,657)

03/15/2023	Bank of America, N.A.	CLP	1,203,078,000	USD	1,347,232	(154,431)

03/15/2023	Bank of America, N.A.	IDR	484,880,000	USD	32,276	(26)

03/15/2023	Bank of America, N.A.	INR	202,060,250	USD	2,437,103	(26,750)

03/15/2023	Bank of America, N.A.	KRW	260,000	USD	200	(11)

03/15/2023	Bank of America, N.A.	MXN	2,230,000	USD	110,795	(6,761)

03/15/2023	Bank of America, N.A.	USD	185,488	EUR	170,000	(186)

03/15/2023	Bank of America, N.A.	USD	757,216	THB	24,855,000	(1,088)

03/16/2023	Bank of America, N.A.	HUF	14,960,000	USD	38,401	(2,598)

04/11/2023	Bank of America, N.A.	USD	100,000	MXN	1,895,000	(601)

02/02/2023	Barclays Bank PLC	BRL	2,553,000	USD	500,657	(2,268)

03/15/2023	Barclays Bank PLC	CZK	2,885,000	USD	130,101	(1,488)

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

03/15/2023	Barclays Bank PLC	RON	2,670,000	USD	582,941	$(5,895)

10/10/2023	BNP Paribas S.A.	CNY	380,000	USD	56,841	(195)

03/15/2023	Citibank N.A.	IDR	11,976,230,000	USD	769,977	(27,863)

03/15/2023	Citibank, N.A.	COP	4,054,070,000	USD	836,753	(24,455)

03/15/2023	Citibank, N.A.	MXN	6,860,000	USD	342,033	(19,599)

03/15/2023	Citibank, N.A.	PLN	900,000	USD	197,647	(9,479)

03/15/2023	Citibank, N.A.	THB	76,503,000	USD	2,208,994	(118,344)

03/15/2023	Citibank, N.A.	ZAR	14,160,000	USD	793,806	(17,083)

03/15/2023	Deutsche Bank AG	RON	320,000	USD	70,552	(20)

03/15/2023	Deutsche Bank AG	USD	87,257	EUR	80,000	(57)

03/15/2023	Deutsche Bank AG	USD	131,242	THB	4,284,000	(916)

02/02/2023	Goldman Sachs International	BRL	7,426,967	USD	1,452,544	(10,523)

03/15/2023	Goldman Sachs International	IDR	386,750,000	USD	25,732	(33)

03/15/2023	Goldman Sachs International	MXN	22,880,000	USD	1,140,996	(65,145)

03/15/2023	Goldman Sachs International	RON	140,000	USD	30,789	(87)

03/15/2023	Goldman Sachs International	THB	10,000,000	USD	303,859	(356)

03/16/2023	Goldman Sachs International	HUF	343,720,000	USD	903,727	(38,257)

04/24/2023	Goldman Sachs International	MXN	28,028,500	USD	1,450,000	(16,603)

10/23/2023	Goldman Sachs International	MXN	7,598,100	USD	380,000	(4,449)

03/15/2023	HSBC Bank USA	RON	5,610,000	USD	1,223,691	(13,527)

02/02/2023	J.P. Morgan Chase Bank, N.A.	BRL	10,887,000	USD	2,095,608	(49,063)

02/07/2023	J.P. Morgan Chase Bank, N.A.	EUR	300,000	USD	295,875	(30,388)

02/14/2023	J.P. Morgan Chase Bank, N.A.	CLP	1,103,560,000	USD	1,024,575	(359,136)

02/14/2023	J.P. Morgan Chase Bank, N.A.	EUR	1,380,000	USD	1,475,917	(25,578)

02/14/2023	J.P. Morgan Chase Bank, N.A.	HUF	196,236,000	EUR	460,000	(42,611)

02/23/2023	J.P. Morgan Chase Bank, N.A.	USD	735,000	ZAR	12,601,575	(12,115)

02/27/2023	J.P. Morgan Chase Bank, N.A.	CNY	12,283,743	USD	1,733,691	(88,572)

02/27/2023	J.P. Morgan Chase Bank, N.A.	USD	445,000	CNY	2,981,055	(2,768)

02/27/2023	J.P. Morgan Chase Bank, N.A.	USD	730,000	MXN	13,739,330	(3,591)

03/02/2023	J.P. Morgan Chase Bank, N.A.	BRL	4,630,000	USD	904,023	(3,500)

03/08/2023	J.P. Morgan Chase Bank, N.A.	KRW	1,132,620,000	USD	860,000	(59,485)

03/15/2023	J.P. Morgan Chase Bank, N.A.	CNY	5,425,000	USD	797,094	(8,420)

03/15/2023	J.P. Morgan Chase Bank, N.A.	COP	20,848,722,000	USD	4,284,131	(144,773)

03/15/2023	J.P. Morgan Chase Bank, N.A.	CZK	15,790,000	USD	691,710	(28,494)

03/15/2023	J.P. Morgan Chase Bank, N.A.	EUR	2,010,000	USD	2,138,389	(52,531)

03/15/2023	J.P. Morgan Chase Bank, N.A.	MXN	19,245,000	USD	965,468	(49,050)

03/15/2023	J.P. Morgan Chase Bank, N.A.	PLN	570,000	USD	131,080	(99)

03/15/2023	J.P. Morgan Chase Bank, N.A.	RON	140,000	USD	30,015	(860)

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	3,390,647	CNY	22,165,000	(99,546)

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	359,032	COP	1,652,770,000	(7,934)

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	576,884	ZAR	9,855,000	(12,526)

03/16/2023	J.P. Morgan Chase Bank, N.A.	HUF	514,951,000	USD	1,298,966	(112,287)

04/25/2023	J.P. Morgan Chase Bank, N.A.	BRL	4,530,050	USD	860,000	(19,283)

05/11/2023	J.P. Morgan Chase Bank, N.A.	THB	24,027,950	USD	730,000	(5,091)

10/10/2023	J.P. Morgan Chase Bank, N.A.	CNY	6,720,000	USD	1,000,000	(8,649)

02/14/2023	Morgan Stanley and Co. International PLC	CLP	621,710,000	USD	699,797	(79,741)

03/15/2023	Morgan Stanley and Co. International PLC	CLP	59,110,000	USD	65,627	(8,153)

03/15/2023	Morgan Stanley and Co. International PLC	CNY	3,362,850	USD	482,936	(16,387)

03/15/2023	Morgan Stanley and Co. International PLC	CZK	1,483,000	USD	67,096	(546)

03/15/2023	Morgan Stanley and Co. International PLC	EUR	2,500,153	USD	2,611,774	(113,417)

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

03/15/2023	Morgan Stanley and Co. International PLC	MXN	60,458,000	USD	3,038,492	$(148,610)

03/15/2023	Morgan Stanley and Co. International PLC	PLN	850,000	USD	190,995	(4,624)

03/15/2023	Morgan Stanley and Co. International PLC	THB	940,000	USD	28,547	(49)

03/15/2023	Morgan Stanley and Co. International PLC	TRY	800,000	USD	40,222	(1,410)

03/15/2023	Morgan Stanley and Co. International PLC	USD	49,969	CNY	336,000	(79)

03/15/2023	Morgan Stanley and Co. International PLC	USD	108,968	CZK	2,389,000	(3)

03/15/2023	Morgan Stanley and Co. International PLC	USD	131,713	IDR	1,969,313,000	(520)

03/15/2023	Morgan Stanley and Co. International PLC	USD	705,089	ZAR	12,120,000	(11,024)

03/29/2023	Morgan Stanley and Co. International PLC	THB	29,078,500	USD	850,000	(35,833)

03/29/2023	Morgan Stanley and Co. International PLC	USD	630,000	THB	20,451,060	(6,989)

04/13/2023	Morgan Stanley and Co. International PLC	CNY	7,412,080	USD	1,040,000	(62,284)

04/13/2023	Morgan Stanley and Co. International PLC	USD	440,000	CNY	2,944,480	(2,113)

10/10/2023	Morgan Stanley and Co. International PLC	CNY	6,950,000	USD	1,039,635	(3,537)

02/02/2023	Standard Chartered Bank PLC	BRL	2,253,033	USD	441,832	(2,002)

03/02/2023	Standard Chartered Bank PLC	BRL	230,000	USD	44,981	(102)

03/15/2023	Standard Chartered Bank PLC	CLP	53,500,000	USD	65,777	(1,001)

03/15/2023	Standard Chartered Bank PLC	CNY	7,300,000	USD	1,077,984	(5,934)

03/15/2023	Standard Chartered Bank PLC	IDR	3,219,749,000	USD	205,145	(9,350)

03/15/2023	Standard Chartered Bank PLC	MYR	6,184,100	USD	1,419,713	(36,020)

03/15/2023	Standard Chartered Bank PLC	PHP	97,021,000	USD	1,740,599	(31,112)

03/15/2023	Standard Chartered Bank PLC	THB	9,215,000	USD	269,839	(10,496)

03/15/2023	Standard Chartered Bank PLC	USD	286,807	CNY	1,875,000	(8,403)

03/15/2023	Standard Chartered Bank PLC	USD	81,744	COP	374,664,000	(2,154)

03/15/2023	Standard Chartered Bank PLC	USD	68,983	IDR	1,029,220,000	(417)

03/15/2023	Standard Chartered Bank PLC	USD	122,493	MYR	518,000	(557)

03/15/2023	Standard Chartered Bank PLC	USD	1,177,395	THB	38,595,000	(3,276)

03/15/2023	UBS AG	CNY	13,612,725	USD	2,017,065	(4,178)

03/15/2023	UBS AG	CZK	4,540,000	USD	199,705	(7,371)

03/15/2023	UBS AG	MXN	1,480,000	USD	77,902	(118)

03/15/2023	UBS AG	USD	499,263	ZAR	8,691,000	(1,563)

04/11/2023	UBS AG	USD	667,101	ZAR	11,550,000	(7,151)

Subtotal–Depreciation						(2,517,376)

Total Forward Foreign Currency Contracts						$110,654

		Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Receive	6 Month WIBOR	Semi-Annually	(5.31)%	Annually	02/01/2033	PLN	2,200,000	$–	$2,031	$ 2,031

Pay	6 Month BUBOR	Semi-Annually	9.61	Annually	07/27/2027	HUF	389,700,000	–	16,647	16,647

Pay	6 Month BUBOR	Semi-Annually	9.78	Annually	08/04/2027	HUF	300,000,000	–	18,585	18,585

Receive	3 Month JIBAR	Quarterly	(7.98)	Quarterly	03/07/2032	ZAR	10,700,000	–	24,150	24,150

Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	11,000,000	–	26,044	26,044

Receive	3 Month COOVIBR	Quarterly	(9.05)	Quarterly	08/10/2027	COP	4,545,500,000	–	27,040	27,040

Receive	3 Month COOVIBR	Quarterly	(8.96)	Quarterly	05/23/2032	COP	4,400,000,000	–	27,708	27,708

Receive	BZDIOVRA	At Maturity	(13.00)	At Maturity	01/02/2024	BRL	22,346,786	–	29,979	29,979

Receive	3 Month COOVIBR	Quarterly	(8.37)	Quarterly	03/25/2027	COP	3,000,000,000	–	32,088	32,088

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Receive	CLICP	Annually	(9.08)%	Annually	01/12/2024	CLP	4,500,000,000	$–	$34,771	$ 34,771

Receive	3 Month COOVIBR	Quarterly	(8.59)	Quarterly	05/31/2032	COP	3,215,000,000	–	35,464	35,464

Subtotal -Appreciation								–	274,507	274,507

Interest Rate Risk

Pay	BZDIOVRA	At Maturity	11.30	At Maturity	01/02/2026	BRL	8,667,090	–	(76,627)	(76,627)

Pay	BZDIOVRA	At Maturity	11.44	At Maturity	01/02/2026	BRL	8,592,101	–	(70,985)	(70,985)

Receive	28 Day MXN TIIE	28 Days	(9.66)	28 Days	12/17/2025	MXN	70,000,000	–	(55,358)	(55,358)

Pay	BZDIOVRA	At Maturity	11.72	At Maturity	01/02/2026	BRL	8,286,341	–	(55,170)	(55,170)

Receive	FBIL Overnight MIBOR	Semi-Annually	(6.97)	Semi-Annually	05/25/2027	INR	125,000,000	–	(42,485)	(42,485)

Pay	3 Month CNRR007	Quarterly	2.36	Quarterly	04/12/2027	CNY	15,000,000	–	(40,138)	(40,138)

Pay	28 Day MXN TIIE	28 Days	8.25	28 Days	05/29/2031	MXN	62,000,000	–	(29,402)	(29,402)

Receive	TTHORON	Quarterly	(2.48)	Quarterly	09/05/2027	THB	40,000,000	–	(21,499)	(21,499)

Receive	3 Month COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	9,295,000,000	–	(20,122)	(20,122)

Receive	BZDIOVRA	At Maturity	(13.25)	At Maturity	01/02/2029	BRL	4,016,238	–	(19,802)	(19,802)

Pay	28 Day MXN TIIE	28 Days	8.48	28 Days	06/03/2027	MXN	70,000,000	–	(15,404)	(15,404)

Receive	BZDIOVRA	At Maturity	(13.11)	At Maturity	01/02/2029	BRL	4,214,539	–	(13,819)	(13,819)

Pay	BZDIOVRA	At Maturity	12.66	At Maturity	01/02/2025	BRL	27,811,627	–	(11,414)	(11,414)

Pay	3 Month CNRR007	Quarterly	2.44	Quarterly	04/27/2027	CNY	5,000,000	–	(11,368)	(11,368)

Pay	3 Month CNRR007	Quarterly	2.51	Quarterly	07/18/2027	CNY	5,000,000	–	(10,293)	(10,293)

Pay	6 Month WIBOR	Semi-Annually	5.34	Annually	05/25/2027	PLN	5,700,000	–	(7,419)	(7,419)

Pay	3 Month CNRR007	Quarterly	2.70	Quarterly	11/24/2027	CNY	6,000,000	–	(6,653)	(6,653)

Receive	SOFR	Annually	(3.52)	Annually	12/06/2027	USD	1,780,000	–	(6,030)	(6,030)

Pay	3 Month CNRR007	Quarterly	2.75	Quarterly	12/15/2027	CNY	4,000,000	–	(3,480)	(3,480)

Receive	6 Month WIBOR	Semi-Annually	(6.28)	Annually	03/15/2025	PLN	12,500,000	–	(1,868)	(1,868)

Subtotal - Depreciation								–	(519,336)	(519,336)

Total Centrally Cleared Interest Rate Swap Agreements								$–	$(244,829)	$(244,829)

(a) Centrally cleared swap agreements collateralized by $1,019,293 cash held with Counterparties.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Abbreviations:

BRL	–Brazilian Real
BUBOR	–Budapest Interbank Offered Rate
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNRR007	–China 7-Day Reverse Repo Rate
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
FBIL	–Financial Benchmarks India Private Ltd.
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
KRW	–South Korean Won
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
MYR	–Malaysian Ringgit
PEN	–Peruvian Sol
PHP	–Philippines Peso
PLN	–Polish Zloty
RON	–Romania New Leu
SOFR	–Secured Overnight Financing Rate
THB	–Thai Baht
TIIE	–Interbank Equilibrium Interest Rate
TRY	–Turkish Lira
TTHORON	–Thai Overnight Repurchase Rate
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$–	$66,478,128	$–	$66,478,128

U.S. Dollar Denominated Bonds & Notes	–	586,812	–	586,812

Money Market Funds	19,374,885	–	–	19,374,885

Options Purchased	–	231,572	–	231,572

Total Investments in Securities	19,374,885	67,296,512	–	86,671,397

Other Investments - Assets*

Forward Foreign Currency Contracts	–	33,162	–	33,162

Swap Agreements	–	272,476	–	274,507

	–	305,638	–	307,669

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(716,917)	–	(716,917)

Options Written	–	(163,421)	–	(163,421)

Swap Agreements	–	(519,336)	–	(519,336)

	–	(1,399,674)	–	(1,399,674)

Total Other Investments	–	(1,094,036)	–	(1,092,005)

Total Investments	$19,374,885	$66,202,476	$–	$85,577,361

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Invesco Emerging Markets Local Debt Fund